Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated other comprehensive income (loss)
Note 23: Accumulated other comprehensive income (loss)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2022				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(20,913)	91	(21,982)	(56,400)	(25,713)	(82,113)	(124,917)
Transfer of AFS investments to HTM investments	—	(99,143)	99,143	—	—	—	—
Other comprehensive income (loss), net of taxes	(4,787)	7,840	(297,506)	8,495	33,423	41,918	(252,535)
Balance at end of year	(25,700)	(91,212)	(220,345)	(47,905)	7,710	(40,195)	(377,452)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2021				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(21,065)	(60)	72,779	(72,255)	(29,079)	(101,334)	(49,680)
Other comprehensive income (loss), net of taxes	152	151	(94,761)	15,855	3,366	19,221	(75,237)
Balance at end of year	(20,913)	91	(21,982)	(56,400)	(25,713)	(82,113)	(124,917)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2020				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(20,818)	(725)	11,808	(66,312)	(11,050)	(77,362)	(87,097)
Other comprehensive income (loss), net of taxes	(247)	665	60,971	(5,943)	(18,029)	(23,972)	37,417
Balance at end of year	(21,065)	(60)	72,779	(72,255)	(29,079)	(101,334)	(49,680)

Net Change of AOCIL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2022	December 31, 2021	December 31, 2020
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	(38,925)	(3,129)	9,991
Gains (losses) on net investment hedge	N/A	34,138	3,281	(10,238)
Net change		(4,787)	152	(247)

Held-to-maturity investment adjustments
Net unamortized gains (losses) transferred from AFS	N/A	(99,143)	—	—
Amortization of net gains (losses) to net income	Interest income on investments	7,840	151	665
Net change		(91,303)	151	665

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	(298,768)	(94,960)	62,191
Net unrealized (gains) losses transferred to HTM	N/A	99,143	—	—
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	19	239	(1,220)
Foreign currency translation adjustments of related balances	N/A	1,243	(40)	—
Net change		(198,363)	(94,761)	60,971

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	6,218	14,772	(8,363)
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	(907)	—	—
Prior service credit (cost) arising during the year	N/A	—	(399)	(47)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,218	2,766	2,412
Change in deferred taxes	N/A	—	(1,462)	456
Amortization of prior service (credit) cost	Non-service employee benefits expense	81	(25)	20
Foreign currency translation adjustments of related balances	N/A	885	203	(421)
Net change		8,495	15,855	(5,943)

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	31,455	1,163	(18,553)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	1,444	1,679	—
Amortization of prior service (credit) cost	Non-service employee benefits expense	524	524	524
Net change		33,423	3,366	(18,029)

Other comprehensive income (loss), net of taxes		(252,535)	(75,237)	37,417